Insider Trading Arrangements	6 Months Ended
Jun. 30, 2025
Insider Trading Arrangements [Line Items]
Non-Rule 10b5-1 Arrangement Adopted	false
Non-Rule 10b5-1 Arrangement Adopted	false
Rule 10b5-1 Arrangement Terminated	false
Non-Rule 10b5-1 Arrangement Terminated	false